INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment Holdings [Line Items]
Total	$ 84,021	$ 98,420
Held To Maturity unrecognized gain	105	1,963
Held To Maturity unrecognized loss	7,641	485
Held-to-Maturity Market Value	76,485	99,898
Investment Securities, Available-for-sale, Amortized Cost, Total	3,827,418	4,180,589
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	834	58,386
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(418,604)	(31,129)
Investment Securities, Available-for-sale	3,409,648	4,207,846
U.S. Treasuries
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost, Total	37,312	34,961
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	4
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(4,616)	(189)
Investment Securities, Available-for-sale	32,696	34,776
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost, Total	80,382	78,998
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	248
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(13,914)	(129)
Investment Securities, Available-for-sale	66,468	79,117
Mortgage-backed securities-residential
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost, Total	747,478	728,050
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	47	6,635
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(97,462)	(10,548)
Investment Securities, Available-for-sale	650,063	724,137
Mortgage-backed securities-commercial
Investment Holdings [Line Items]
Total	35,363	46,362
Held To Maturity unrecognized gain	0	651
Held To Maturity unrecognized loss	4,114	0
Held-to-Maturity Market Value	31,249	47,013
Investment Securities, Available-for-sale, Amortized Cost, Total	676,934	729,948
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	2	4,294
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(47,374)	(2,352)
Investment Securities, Available-for-sale	629,562	731,890
Collateralized mortgage obligations
Investment Holdings [Line Items]
Total	9,280	11,882
Held To Maturity unrecognized gain	0	221
Held To Maturity unrecognized loss	827	0
Held-to-Maturity Market Value	8,453	12,103
Investment Securities, Available-for-sale, Amortized Cost, Total	538,970	696,258
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	181	7,979
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(61,439)	(6,497)
Investment Securities, Available-for-sale	477,712	697,740
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Total	8,128	8,926
Held To Maturity unrecognized gain	105	915
Held To Maturity unrecognized loss	201	0
Held-to-Maturity Market Value	8,032	9,841
Investment Securities, Available-for-sale, Amortized Cost, Total	832,066	1,058,735
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	565	35,591
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(124,168)	(8,594)
Investment Securities, Available-for-sale	708,463	1,085,732
Asset-backed Securities
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost, Total	772,261	720,638
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	39	1,521
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(60,975)	(2,578)
Investment Securities, Available-for-sale	711,325	719,581
Other securities
Investment Holdings [Line Items]
Total	31,250	31,250
Held To Maturity unrecognized gain	0	176
Held To Maturity unrecognized loss	2,499	485
Held-to-Maturity Market Value	28,751	30,941
Investment Securities, Available-for-sale, Amortized Cost, Total	142,015	133,001
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	0	2,114
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(8,656)	(242)
Investment Securities, Available-for-sale	$ 133,359	$ 134,873